Allowance for Credit Losses - Summary of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for credit losses and recorded investment in financing receivables
Beginning balance	$ 4,573	$ 2,572
Provision for credit losses	243	4,142
Recoveries		(3)
Write-offs	(297)	(2,144)
Ending balance	4,519	4,573
Finance Leases [Member]
Allowance for credit losses and recorded investment in financing receivables
Beginning balance	439	525
Provision for credit losses	243	8
Recoveries		(3)
Write-offs	(297)	(97)
Ending balance	385	439
Notes Receivable [Member]
Allowance for credit losses and recorded investment in financing receivables
Beginning balance	4,134	2,047
Provision for credit losses	0	4,134
Recoveries		0
Write-offs	0	(2,047)
Ending balance	$ 4,134	$ 4,134